Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted (loss)/earnings per ordinary share
The basic and diluted loss per ordinary share for each of the years are presented as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$ Note 2 (f)
Basic loss per ordinary share calculation:
Numerator:
Net (loss) income attributable to Pintec Technology Holdings Limited shareholders	(84,860)	2,171	(905,895)	(130,126)
Accretion on Pre-IPO Preferred Shares redemption value*	(45,498)	(76,770)	—	—
Net loss attributable to ordinary shareholders	(130,358)	(74,599)	(905,895)	(130,126)

Denominator:
Weighted average ordinary shares outstanding-basic and diluted**	62,809,370	101,094,197	282,129,663	282,129,663

Loss per ordinary share basic and diluted	(2.08)	(0.74)	(3.21)	(0.46)

*	The accretion of the preferred shares in connection of the Reorganization is calculated as if these preferred shares had been existed since January 1, 2017
**
For the years ended December 31, 2017, 2018 and 2019, the
Pre-IPO
Preferred Shares, convertible loans convertible into ordinary shares, restricted share and share options were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in those periods where their inclusion would be anti-dilutive include preferred shares, convertible loans, share options, restricted shares and warrant of 22,893,652, 29,658,727 and 23,228,585 respectively, for the years ended December 31, 2017, 2018 and 2019.